Employee Benefits - Summary of Changes in Present Value of the Defined Benefit Obligations (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	¥ 422,912
Remeasurement of defined benefit pension plans
At end of the year	401,096	¥ 422,912
Japan
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	168,449
Remeasurement of defined benefit pension plans
At end of the year	153,371	168,449
Foreign
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	254,462
Remeasurement of defined benefit pension plans
At end of the year	247,725	254,462
Present value of defined benefit obligation
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	422,912	432,088
Current service cost	13,961	14,032
Interest cost	7,209	4,754
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	266	(2,216)
From changes in financial assumptions	(53,338)	(31,720)
Experience adjustments	3,935	1,935
Past service cost	(38)	1,440
Benefits paid	(19,467)	(20,769)
Contributions by the employees	3,807	2,297
Effect of business combinations and disposals	0	60
Foreign currency translation differences	21,849	21,013
At end of the year	401,096	422,912
Present value of defined benefit obligation | Japan
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	168,449	180,321
Current service cost	3,174	3,098
Interest cost	1,371	1,209
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	164	97
From changes in financial assumptions	(10,735)	(2,994)
Experience adjustments	459	(2,522)
Past service cost	0	40
Benefits paid	(9,511)	(10,799)
Contributions by the employees	0	0
Effect of business combinations and disposals	0	0
Foreign currency translation differences	0	0
At end of the year	153,371	168,449
Present value of defined benefit obligation | Foreign
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	254,462	251,767
Current service cost	10,787	10,934
Interest cost	5,838	3,545
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	102	(2,313)
From changes in financial assumptions	(42,603)	(28,726)
Experience adjustments	3,477	4,457
Past service cost	(38)	1,400
Benefits paid	(9,955)	(9,971)
Contributions by the employees	3,807	2,297
Effect of business combinations and disposals	0	60
Foreign currency translation differences	21,849	21,013
At end of the year	¥ 247,725	¥ 254,462